REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Silver Sales	$ 74,733	$ 66,054
Gold Sales	65,554	55,670
Less: smelting and refining costs	(1,826)	(4,303)
Revenue	$ 138,461	$ 117,421